Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			10 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Proved properties	Dec. 31, 2012 Unproved properties	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor	Nov. 15, 2011 Predecessor Proved properties	Dec. 31, 2010 Predecessor Proved properties	Dec. 31, 2010 Predecessor Unproved properties
Property and Equipment
Oil and natural gas properties (successful efforts method)	$ 791,737	$ 839,154
Unproved properties	1,723	1,264
Other property and equipment	302	318
Property and equipment, gross	793,762	840,736
Accumulated depletion, depreciation and impairment	(274,896)	(324,774)
Total property and equipment, net	518,866	515,962
Property and equipment, impairment
Depletion and depreciation expense	5,876	46,928			37,206	55,828
Non-cash impairment charges		$ 3,544	$ 3,100	$ 400	$ 16,765	$ 11,712	$ 16,800	$ 10,900	$ 800